TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 IDR (Rp)
TAXATION
Total deferred tax assets - net	Rp 6,733	Rp 5,382	$ 404	Rp 5,872
Total deferred tax liabilities - net	(1,233)	(992)	$ (74)	(841)
(Charged) credited to profit or loss	1,064	(506)
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized	27,906	84,079		Rp 79,511
The Company
TAXATION
(Charged) credited to profit or loss	491	(316)
Deferred tax assets - net	4,683	3,862
The Company | Allowances for expected credit losses
TAXATION
Deferred tax assets	718	770
(Charged) credited to profit or loss	(52)	(61)
The Company | Net periodic pension and other post-employment benefits costs
TAXATION
Deferred tax assets	1,001	781
(Charged) credited to profit or loss	148	(34)
The Company | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax assets	2,521	1,894
(Charged) credited to profit or loss	369	(189)
The Company | Provision for employee benefits
TAXATION
Deferred tax assets	298	276
(Charged) credited to profit or loss	22	(23)
The Company | Deferred installation fee
TAXATION
Deferred tax assets	19	25
(Charged) credited to profit or loss	(6)	4
The Company | Land rights, intangible assets and others
TAXATION
Deferred tax assets	47	42
(Charged) credited to profit or loss	5	13
The Company | Accrued expenses
TAXATION
(Charged) credited to profit or loss		(24)
The Company | Leases
TAXATION
Deferred tax assets	1	1
(Charged) credited to profit or loss		1
The Company | Others
TAXATION
Deferred tax assets	78	73
(Charged) credited to profit or loss	5	(3)
Telkomsel
TAXATION
(Charged) credited to profit or loss	624	(45)
Deferred tax assets - net	1,475	840
Telkomsel | Allowances for expected credit losses
TAXATION
Deferred tax assets	571	324
(Charged) credited to profit or loss	247	119
Telkomsel | Contract liabilities
TAXATION
Deferred tax assets	399	370
(Charged) credited to profit or loss	29	(30)
Telkomsel | Fair value measurement of financial instruments
TAXATION
Deferred tax liabilities	(8)	(8)
(Charged) credited to profit or loss		(8)
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax liabilities	(433)	(71)
(Charged) credited to profit or loss	504	(133)
Telkomsel | Provision for employee benefits
TAXATION
Deferred tax assets	1,698	1,445
(Charged) credited to profit or loss	241	160
Telkomsel | Leases
TAXATION
Deferred tax liabilities	(898)	(998)
(Charged) credited to profit or loss	101	(23)
Telkomsel | License amortization
TAXATION
Deferred tax liabilities	(195)	(174)
(Charged) credited to profit or loss	(21)	(3)
Telkomsel | Contract cost
TAXATION
Deferred tax liabilities	(6)	(23)
(Charged) credited to profit or loss	17	23
Telkomsel | Others
TAXATION
Deferred tax liabilities	(519)	(25)
(Charged) credited to profit or loss	(494)	(150)
Subsidiaries - others
TAXATION
Deferred tax assets	575	680
(Charged) credited to profit or loss	(99)	(15)
Total deferred tax liabilities - net	(1,233)	(992)
(Charged) credited to profit or loss	Rp 48	Rp (130)